CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019
CONTINGENCIES
NOTE 8 - CONTINGENCIES

In the course of its business, the Company may be a party to claims and legal or regulatory actions arising from the conduct of its business. The Company is not aware of any significant asserted or potential claims which could impact its financial position.

In the course of its business, the Company may be a party to claims and legal or regulatory actions arising from the conduct of its business.  The Company is not aware of any significant asserted or potential claims which could impact its financial position.